CONTINGENCIES AND COMMITMENTS (Details) - Contingent Loans [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Letters of credit issued	$ 223,420	$ 201,699
Foreign letters of credit confirmed	57,038	75,499
Performance guarantee	1,954,205	1,823,793
Personal guarantees	133,623	81,577
Total contingent liabilities	2,368,286	2,182,568
Available on demand credit lines	8,997,650	8,135,489
Other irrevocable credit commitments	327,297	260,691
Total loan commit ment	9,324,947	8,396,180
Total	$ 11,693,233	$ 10,578,748